INCOME TAXES - Summary of Current and Deferred Component of Income Tax Expenses (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
INCOME TAXES
Deferred income tax (benefit) expense	$ (236,061)
Total income tax expense	$ (236,061)